Pay vs Performance Disclosure		12 Months Ended
		Jan. 29, 2023 USD ($)		Jan. 30, 2022 USD ($)		Jan. 31, 2021	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table shows the past three fiscal years’ total compensation for the named executive officers as set forth in the Summary Compensation Table, the total compensation actually paid (“CAP”) to the named executive officers, the Company’s total shareholder return (“TSR”), peer group’s total shareholder return over the same period, net income, and the EPS as the company-selected performance measure.

Fiscal Year 2023 Pay versus Performance Table

Year	Summary compensation table total for CEO(1)	Compensation actually paid to CEO(3)	Average summary compensation table total for other NEOs(2)	Average compensation actually paid to other NEOs(3)	Total shareholder return(4)	Peer group total shareholder return(4)	Net income	EPS
	($)	($)	($)	($)	($)	($)	($, in thousands)	($)
2023	1,186,994	1,067,309	538,642	462,563	102.45	79.69	(4,312)	(0.37)
2022	798,169	406,826	577,484	244,027	71.56	100.42	11,718	0.97
2021	923,559	367,660	534,790	569,066	126.19	121.44	(10,426)	(0.88)

(1)  The amounts in this column reflect the summary compensation table totals for Mr. Hoff for fiscal years 2023 and 2022 and for Paul B. Toms, Jr. for fiscal year 2021. Mr. Hoff became CEO on February 1, 2021, the first day of the Company’s 2022 fiscal year. Mr. Toms retired as CEO on January 31, 2021, the last business day of the Company’s 2021 fiscal year.

(2)  The amounts in this column reflect the average summary compensation totals for our non-CEO NEOs. For 2023, this includes Messrs. Huckfeldt and Phelps, and Ms. Smith. For 2022, this includes Messrs. Huckfeldt, Phelps and Boone, and Ms. Smith. For 2021, this includes Messrs. Huckfeldt, Boone, Hoff, Townsend, and Ms. Smith. Mr. Hoff was the president of Hooker Legacy Brand in 2021 fiscal year. Messrs. Douglas Townsend and D. Lee Boone were presidents of Home Meridian segment and separated from the Company in fiscal year 2021 and 2022, respectively.

(3)  SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2023	CEO	1,186,994	-	-	(600,000)	480,315	1,067,309
	Other NEOs	538,642	-	38,785	(201,006)	86,142	462,563

2022	CEO	798,169	-	-	(337,500)	(53,843)	406,826
	Other NEOs	577,484	-	30,595	(225,255)	(138,797)	244,027

2021	CEO	923,559	(150,823)	-	(337,500)	(67,576)	367,660
	Other NEOs	534,790	(46,588)	23,660	(174,003)	231,207	569,066

(a)

The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year. In fiscal 2023, the change in pension value was -$141,096 for Mr. Huckfeldt and -$53,784 for Ms. Smith. In fiscal year 2022, the change in pension value was -$11,090 for Mr. Huckfeldt and -$3,133 for Ms. Smith.

(b)

The total pension value adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. There were no amendments made to the SRIP during fiscal years 2021-2023 which would generate a prior service cost. Messrs. Hoff and Phelps do not participate in the SRIP plan. The amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2023	CEO	-	-	-
	Other NEOs	38,785	-	38,785
				-
2022	CEO	-	-	-
	Other NEOs	30,595	-	30,595
				-
2021	CEO	-	-	-
	Other NEOs	23,660	-	23,660

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(d)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)

the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)

for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)

the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2023	CEO	674,246	(6,959)	-	(5,586)	(181,386)	-	480,315
	Other NEOs	225,884	(3,762)	-	(2,965)	(133,015)	-	86,142

2022	CEO	190,896	(135,677)	-	13,025	(122,087)	-	(53,843)
	Other NEOs	89,220	(110,917)	-	(19,780)	(97,320)	-	(138,797)

2021	CEO	243,511	(51,597)	-	(95,880)	(163,610)	-	(67,576)
	Other NEOs	298,709	17,822	-	(27,341)	(57,983)	-	231,207

(4)  Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of each year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the same peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2023 Form 10-K, as filed with the SEC.

Company Selected Measure Name		EPS
Named Executive Officers, Footnote [Text Block]

(2)  The amounts in this column reflect the average summary compensation totals for our non-CEO NEOs. For 2023, this includes Messrs. Huckfeldt and Phelps, and Ms. Smith. For 2022, this includes Messrs. Huckfeldt, Phelps and Boone, and Ms. Smith. For 2021, this includes Messrs. Huckfeldt, Boone, Hoff, Townsend, and Ms. Smith. Mr. Hoff was the president of Hooker Legacy Brand in 2021 fiscal year. Messrs. Douglas Townsend and D. Lee Boone were presidents of Home Meridian segment and separated from the Company in fiscal year 2021 and 2022, respectively.

PEO Total Compensation Amount	[1]	$ 1,186,994		$ 798,169			$ 923,559
PEO Actually Paid Compensation Amount	[2]	$ 1,067,309		406,826			367,660
Adjustment To PEO Compensation, Footnote [Text Block]

(3)  SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2023	CEO	1,186,994	-	-	(600,000)	480,315	1,067,309
	Other NEOs	538,642	-	38,785	(201,006)	86,142	462,563

2022	CEO	798,169	-	-	(337,500)	(53,843)	406,826
	Other NEOs	577,484	-	30,595	(225,255)	(138,797)	244,027

2021	CEO	923,559	(150,823)	-	(337,500)	(67,576)	367,660
	Other NEOs	534,790	(46,588)	23,660	(174,003)	231,207	569,066

(a)

The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year. In fiscal 2023, the change in pension value was -$141,096 for Mr. Huckfeldt and -$53,784 for Ms. Smith. In fiscal year 2022, the change in pension value was -$11,090 for Mr. Huckfeldt and -$3,133 for Ms. Smith.

(b)

The total pension value adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. There were no amendments made to the SRIP during fiscal years 2021-2023 which would generate a prior service cost. Messrs. Hoff and Phelps do not participate in the SRIP plan. The amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2023	CEO	-	-	-
	Other NEOs	38,785	-	38,785
				-
2022	CEO	-	-	-
	Other NEOs	30,595	-	30,595
				-
2021	CEO	-	-	-
	Other NEOs	23,660	-	23,660

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(d)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)

the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)

for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)

the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2023	CEO	674,246	(6,959)	-	(5,586)	(181,386)	-	480,315
	Other NEOs	225,884	(3,762)	-	(2,965)	(133,015)	-	86,142

2022	CEO	190,896	(135,677)	-	13,025	(122,087)	-	(53,843)
	Other NEOs	89,220	(110,917)	-	(19,780)	(97,320)	-	(138,797)

2021	CEO	243,511	(51,597)	-	(95,880)	(163,610)	-	(67,576)
	Other NEOs	298,709	17,822	-	(27,341)	(57,983)	-	231,207

Non-PEO NEO Average Total Compensation Amount	[3]	$ 538,642		577,484			534,790
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 462,563		244,027			569,066
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)  SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2023	CEO	1,186,994	-	-	(600,000)	480,315	1,067,309
	Other NEOs	538,642	-	38,785	(201,006)	86,142	462,563

2022	CEO	798,169	-	-	(337,500)	(53,843)	406,826
	Other NEOs	577,484	-	30,595	(225,255)	(138,797)	244,027

2021	CEO	923,559	(150,823)	-	(337,500)	(67,576)	367,660
	Other NEOs	534,790	(46,588)	23,660	(174,003)	231,207	569,066

(a)

The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year. In fiscal 2023, the change in pension value was -$141,096 for Mr. Huckfeldt and -$53,784 for Ms. Smith. In fiscal year 2022, the change in pension value was -$11,090 for Mr. Huckfeldt and -$3,133 for Ms. Smith.

(b)

The total pension value adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. There were no amendments made to the SRIP during fiscal years 2021-2023 which would generate a prior service cost. Messrs. Hoff and Phelps do not participate in the SRIP plan. The amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2023	CEO	-	-	-
	Other NEOs	38,785	-	38,785
				-
2022	CEO	-	-	-
	Other NEOs	30,595	-	30,595
				-
2021	CEO	-	-	-
	Other NEOs	23,660	-	23,660

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(d)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)

the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)

for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)

the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2023	CEO	674,246	(6,959)	-	(5,586)	(181,386)	-	480,315
	Other NEOs	225,884	(3,762)	-	(2,965)	(133,015)	-	86,142

2022	CEO	190,896	(135,677)	-	13,025	(122,087)	-	(53,843)
	Other NEOs	89,220	(110,917)	-	(19,780)	(97,320)	-	(138,797)

2021	CEO	243,511	(51,597)	-	(95,880)	(163,610)	-	(67,576)
	Other NEOs	298,709	17,822	-	(27,341)	(57,983)	-	231,207

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP versus the Company’s TSR and peer group’s TSR

As shown in the chart below, the CEO and other NEOs’ CAP alignment with TSR varied each year. This is due in large part to the significant emphasis the Company places on long-term equity incentives, which are sensitive to changes in share price and number of shares granted. Both Mr. Hoff’s base salary and long-term incentive grant increased in fiscal 2023 because of the previously mentioned compensation study performed by Pearl Meyer. (See pages 27 and 30 for additional information.) For this reason, Mr. Hoff received a larger long-term incentive grant, which coupled with his base salary increase and an increase in fiscal 2023 year-end share price as compared to the grant date share price of those awards, significantly increased his fiscal 2023 CAP. His fiscal 2022 CAP was deflated by a lower year-end share price as compared to the grant date share price of his fiscal 2022 awards and fiscal 2021 year-end share price. This was the primary driver of the lower fiscal 2022 CAP.

Compensation Actually Paid vs. Net Income [Text Block]

CAP versus Net Income

As shown in the chart below, the Company’s net income and the CEO and other NEO’s CAP varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price. For instance, in fiscal 2023, more than 50% of Mr. Hoff’s compensation were equity-based grants, which were comprised of time-based restricted stock unit and performance stock units which are based on achievement of budgeted EPS. Mr. Hoff’s base salary was increased in fiscal 2023 because of the previously mentioned compensation study performed by Pearl Meyer. See page 27 for additional information. The unalignment in fiscal 2023 was due to net loss driven by the $24 million restructuring charges related to the exit of ACH brand and the repositioning of PRI brand. See Fiscal 2023 financial results on page 26 for a discussion of factors leading to the fiscal 2023 net loss.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP versus Company-selected Measure (EPS)

As shown in the chart below, the Company’s EPS and the CEO and other NEO’s CAP varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price as discussed above. EPS is measured based on the Company’s net income. The unalignment in fiscal 2023 was due to the net loss discussed above.

Total Shareholder Return Vs Peer Group [Text Block]

(4)  Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of each year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the same peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2023 Form 10-K, as filed with the SEC.

Tabular List [Table Text Block]

Company Financial Performance Measures

The items listed below represent the most important metrics we used to determine CAP for fiscal year 2023 as further described in our Compensation Discussion and Analysis on page 20.

Most Important Performance Measures
Consolidated net income
Earnings per share ("EPS")
Absolute EPS growth
Relative EPS growth

Total Shareholder Return Amount	[4]	$ 102.45		71.56			126.19
Peer Group Total Shareholder Return Amount	[4]	79.69		100.42			121.44
Net Income (Loss)		$ (4,312)		$ 11,718			$ (10,426)
Company Selected Measure Amount		(0.37)		0.97			(0.88)
PEO Name		Mr. Hoff				Paul B. Toms, Jr.
Additional 402(v) Disclosure [Text Block]
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Relative EPS growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Absolute EPS growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Earnings per share ("EPS")
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Consolidated net income
Mr. Huckfeldt [Member] | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (141,096)		$ (11,090)
Ms. Smith [Member] | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(53,784)		(3,133)
PEO [Member] | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]						$ (150,823)
PEO [Member] | Add Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			[6]		[6]
PEO [Member] | Deduct Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(600,000)		(337,500)			(337,500)
PEO [Member] | Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	480,315		(53,843)			(67,576)
PEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]
PEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
PEO [Member] | Year end fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		674,246		190,896			243,511
PEO [Member] | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,959)		(135,677)			(51,597)
PEO [Member] | Fair Value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,586)		13,025			(95,880)
PEO [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(181,386)		(122,087)			(163,610)
PEO [Member] | Value of dividends or other earnings paid on stock of option awards otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]						(46,588)
Non-PEO NEO [Member] | Add Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	38,785		30,595			23,660
Non-PEO NEO [Member] | Deduct Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(201,006)		(225,255)			(174,003)
Non-PEO NEO [Member] | Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	86,142		(138,797)			231,207
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	38,785		30,595			23,660
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
Non-PEO NEO [Member] | Year end fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		225,884		89,220			298,709
Non-PEO NEO [Member] | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,762)		(110,917)			17,822
Non-PEO NEO [Member] | Fair Value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,965)		(19,780)			(27,341)
Non-PEO NEO [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(133,015)		(97,320)			(57,983)
Non-PEO NEO [Member] | Value of dividends or other earnings paid on stock of option awards otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The amounts in this column reflect the summary compensation table totals for Mr. Hoff for fiscal years 2023 and 2022 and for Paul B. Toms, Jr. for fiscal year 2021. Mr. Hoff became CEO on February 1, 2021, the first day of the Company’s 2022 fiscal year. Mr. Toms retired as CEO on January 31, 2021, the last business day of the Company’s 2021 fiscal year.
[2]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:
Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits(a)	Add Pension Benefit Adjustments(b)	Deduct Reported Value of Equity Awards(c)	Add Equity Award Adjustments(d)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2023	CEO	1,186,994	-	-	(600,000)	480,315	1,067,309
	Other NEOs	538,642	-	38,785	(201,006)	86,142	462,563

2022	CEO	798,169	-	-	(337,500)	(53,843)	406,826
	Other NEOs	577,484	-	30,595	(225,255)	(138,797)	244,027

2021	CEO	923,559	(150,823)	-	(337,500)	(67,576)	367,660
	Other NEOs	534,790	(46,588)	23,660	(174,003)	231,207	569,066

(a)

The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year. In fiscal 2023, the change in pension value was -$141,096 for Mr. Huckfeldt and -$53,784 for Ms. Smith. In fiscal year 2022, the change in pension value was -$11,090 for Mr. Huckfeldt and -$3,133 for Ms. Smith.

(b)

The total pension value adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. There were no amendments made to the SRIP during fiscal years 2021-2023 which would generate a prior service cost. Messrs. Hoff and Phelps do not participate in the SRIP plan. The amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2023	CEO	-	-	-
	Other NEOs	38,785	-	38,785
				-
2022	CEO	-	-	-
	Other NEOs	30,595	-	30,595
				-
2021	CEO	-	-	-
	Other NEOs	23,660	-	23,660

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(d)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)

the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)

for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)

the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2023	CEO	674,246	(6,959)	-	(5,586)	(181,386)	-	480,315
	Other NEOs	225,884	(3,762)	-	(2,965)	(133,015)	-	86,142

2022	CEO	190,896	(135,677)	-	13,025	(122,087)	-	(53,843)
	Other NEOs	89,220	(110,917)	-	(19,780)	(97,320)	-	(138,797)

2021	CEO	243,511	(51,597)	-	(95,880)	(163,610)	-	(67,576)
	Other NEOs	298,709	17,822	-	(27,341)	(57,983)	-	231,207

[3]	The amounts in this column reflect the average summary compensation totals for our non-CEO NEOs. For 2023, this includes Messrs. Huckfeldt and Phelps, and Ms. Smith. For 2022, this includes Messrs. Huckfeldt, Phelps and Boone, and Ms. Smith. For 2021, this includes Messrs. Huckfeldt, Boone, Hoff, Townsend, and Ms. Smith. Mr. Hoff was the president of Hooker Legacy Brand in 2021 fiscal year. Messrs. Douglas Townsend and D. Lee Boone were presidents of Home Meridian segment and separated from the Company in fiscal year 2021 and 2022, respectively.
[4]	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of each year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the same peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2023 Form 10-K, as filed with the SEC.
[5]	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year. In fiscal 2023, the change in pension value was -$141,096 for Mr. Huckfeldt and -$53,784 for Ms. Smith. In fiscal year 2022, the change in pension value was -$11,090 for Mr. Huckfeldt and -$3,133 for Ms. Smith.
[6]

The total pension value adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. There were no amendments made to the SRIP during fiscal years 2021-2023 which would generate a prior service cost. Messrs. Hoff and Phelps do not participate in the SRIP plan. The amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2023	CEO	-	-	-
	Other NEOs	38,785	-	38,785
				-
2022	CEO	-	-	-
	Other NEOs	30,595	-	30,595
				-
2021	CEO	-	-	-
	Other NEOs	23,660	-	23,660

[7]	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
[8]

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)

the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)

for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)

the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2023	CEO	674,246	(6,959)	-	(5,586)	(181,386)	-	480,315
	Other NEOs	225,884	(3,762)	-	(2,965)	(133,015)	-	86,142

2022	CEO	190,896	(135,677)	-	13,025	(122,087)	-	(53,843)
	Other NEOs	89,220	(110,917)	-	(19,780)	(97,320)	-	(138,797)

2021	CEO	243,511	(51,597)	-	(95,880)	(163,610)	-	(67,576)
	Other NEOs	298,709	17,822	-	(27,341)	(57,983)	-	231,207

[9]	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
[10]	the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;